Nature of Operations (Details Narrative) - USD ($)									1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 12, 2024	Jun. 18, 2024	Aug. 01, 2023	Jan. 01, 2023	Aug. 31, 2022	Jul. 19, 2022	Apr. 11, 2022	Dec. 17, 2021	Mar. 10, 2023	Apr. 03, 2023	Jun. 30, 2024	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 29, 2023	Oct. 13, 2023	Oct. 11, 2023	Sep. 05, 2023	May 09, 2023	Feb. 23, 2023	Jan. 31, 2023	May 31, 2022	Sep. 15, 2021
Gain on sale of business												$ 7,751,000
Maximum financing amount																							$ 1,000,000.0
Initial funding amount				$ 1,000,000.0
Cash contribution																			$ 12,100,000
Number of common shares issued, value												9,751,000
Share price															$ 4.00	$ 1.00	$ 1.00
Cash on hand												1,136,000	$ 8,766,000	$ 6,368,000
Working capital														112,000,000
Initial pre-payment		$ 10,300,000
Commitment amount		$ 34,000,000
Gross purchase price	$ 25,000,000
Securities Purchase Agreement [Member] | Investor [Member]
Number of common shares issued, value			$ 774,000							$ 886,000
Number of common shares issued, shares			103,183							117,097
Warrant issued to purchase common stock			206,367							234,195
Share price			$ 7.50
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Number of common shares issued, value						$ 5,000,000
Spring Lane [Member] | Series B Preferred Stock [Member]
Purchase price									$ 7,500,000
NYDIG ABL LLC [Member]
Value of collateralized assets repossessed																		$ 3,400,000		$ 3,400,000
Outstanding principal balance														9,200,000
Accrued interest and penalities														$ 936,000
Spring Lane [Member]
Maximum financing amount																						$ 35,000,000.0
Contribution received												$ 4,800,000
Spring Lane [Member] | Maximum [Member]
Initial funding amount					$ 12,500,000
MTI Instruments [Member]
Percentage of issued and outstanding common stock								100.00%
Proceeds from sale of subsidiary							$ 9,400,000
Consideration paid by purchase							10,750,000
Gain on sale of business							$ 7,800,000
Soluna DVSL Compute Co LLC [Member]
Ownership percentage									14.60%					14.60%							68.00%
Soluna DVSL Compute Co LLC [Member] | Spring Lane [Member]
Ownership percentage									85.40%												32.00%
Soluna DV Compute Co LLC [Member]
Ownership percentage													51.00%	51.00%					51.00%
Soluna DV Compute Co LLC [Member] | Navitas West Texas Investments SPV LLC [Member]
Ownership percentage																			49.00%
Project Dorothy [Member] | Spring Lane [Member]
Ownership percentage					32.00%
DVSL ComputeCo, LLC [Member]
Ownership percentage													14.60%
Soluna Digital Inc [Member]
Ownership percentage													28.00%